Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total derivatives

Barclays Bank Group	2022			2021
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	52,164,242	302,665	(288,398)	47,286,623	262,046	(255,471)
Total derivative assets/(liabilities) held for risk management	178,628	311	(808)	126,292	245	(1,052)
Derivative assets/(liabilities)	52,342,870	302,976	(289,206)	47,412,915	262,291	(256,523)

Derivatives held for trading and risk management
The fair values and notional amounts of derivatives held for trading are set out in the following table:

Derivatives held for trading and risk management	2022			2021
Barclays Bank Group	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	5,773,814	108,865	(103,040)	5,700,055	76,055	(74,014)
Derivatives cleared by central counterparty	113,455	440	(473)	99,664	171	(208)
Exchange traded derivatives	19,426	15	(6)	20,084	10	(3)
Foreign exchange derivatives	5,906,695	109,320	(103,519)	5,819,803	76,236	(74,225)
Interest rate derivatives
OTC derivatives	14,938,526	130,917	(117,016)	14,229,139	124,187	(113,098)
Derivatives cleared by central counterparty	21,390,094	2,317	(2,340)	18,865,670	1,055	(762)
Exchange traded derivatives	5,654,126	2,257	(2,167)	5,200,838	905	(907)
Interest rate derivatives	41,982,746	135,491	(121,523)	38,295,647	126,147	(114,767)
Credit derivatives
OTC derivatives	619,843	4,262	(4,731)	606,504	4,007	(4,752)
Derivatives cleared by central counterparty	1,107,377	1,161	(1,321)	665,600	1,675	(1,809)
Credit derivatives	1,727,220	5,423	(6,052)	1,272,104	5,682	(6,561)
Equity and stock index derivatives
OTC derivatives	410,002	12,670	(16,715)	278,370	18,793	(24,440)
Exchange traded derivatives	1,924,613	35,986	(36,774)	1,469,078	32,901	(33,174)
Equity and stock index derivatives	2,334,615	48,656	(53,489)	1,747,448	51,694	(57,614)
Commodity derivatives
OTC derivatives	4,411	14	(51)	4,670	56	(107)
Exchange traded derivatives	208,555	3,761	(3,764)	146,951	2,231	(2,197)
Commodity derivatives	212,966	3,775	(3,815)	151,621	2,287	(2,304)
Derivative assets/(liabilities) held for trading	52,164,242	302,665	(288,398)	47,286,623	262,046	(255,471)

Total OTC derivatives	21,746,596	256,728	(241,553)	20,818,738	223,098	(216,411)
Total derivatives cleared by central counterparty	22,610,926	3,918	(4,134)	19,630,934	2,901	(2,779)
Total exchange traded derivatives	7,806,720	42,019	(42,711)	6,836,951	36,047	(36,281)
Derivative assets/(liabilities) held for trading	52,164,242	302,665	(288,398)	47,286,623	262,046	(255,471)

Derivatives held for risk management
Derivatives designated as cash flow hedges
Currency Swaps	2,000	175	(12)	1,000	155	—
Interest rate swaps	266	12	—	465	—	(3)
Interest rate derivatives cleared by central counterparty	92,366	—	—	63,584	—	—
Derivatives designated as cash flow hedges	94,632	187	(12)	65,049	155	(3)
Derivatives designated as fair value hedges
Interest rate swaps	4,561	27	(776)	5,856	53	(1,045)
Forward foreign exchange	—	—	—	—	—	—
Interest rate derivatives cleared by central counterparty	75,547	—	—	52,964	—	—
Derivatives designated as fair value hedges	80,108	27	(776)	58,820	53	(1,045)
Derivatives designated as hedges of net investments
Forward foreign exchange	3,888	97	(20)	2,423	37	(4)
Derivatives designated as hedges of net investments	3,888	97	(20)	2,423	37	(4)
Derivative assets/(liabilities) held for risk management	178,628	311	(808)	126,292	245	(1,052)

Total OTC derivatives	10,715	311	(808)	9,744	245	(1,052)
Total derivatives cleared by central counterparty	167,913	—	—	116,548	—	—
Derivative assets/(liabilities) held for risk management	178,628	311	(808)	126,292	245	(1,052)

Significant hedge accounting exposures impacted by the IBOR reform
The following table summarises the significant hedge accounting exposures impacted by the IBOR reform as at 31 December 2022:

Barclays Bank Group		Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
Current benchmark rate	Expected convergence to RFR	£m	£m
USD LIBOR	Secured Overnight Financing Rate (SOFR)	19,286	20,104
Canadian Dollar Offered Rate (CDOR)	Overnight Repo Rate Average (CORRA)	980	980
Singapore Swap Offered Rate (SOR)	Singapore Overnight Rate Average (SORA)	124	124
Total IBOR Notionals		20,390	21,208

Hedged items in fair value hedge accounting relationships and Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations

Hedged items in fair value hedges

Barclays Bank Group		Accumulated fair value adjustment included in carrying amount
	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[a]
Hedged item statement of financial position classification and risk category	£m	£m	£m	£m	£m
2022
Assets
Loans and advances at amortised cost
- Interest rate risk	1,950	(135)	3	(325)	(3)
- Inflation risk	445	243	—	(111)	2
Debt securities classified as amortised cost
- Interest rate risk	159	(19)	(11)	(133)	(20)
- Inflation risk	3,854	(1,287)	—	(1,658)	(18)
Financial assets at fair value through other comprehensive income[b]
- Interest rate risk	25,044	(3,132)	(228)	(3,833)	145
- Inflation risk	6,019	(181)	17	(690)	(26)
Total Assets	37,471	(4,511)	(219)	(6,750)	80
Liabilities
Debt securities in issue
- Interest rate risk	(34,260)	2,746	(26)	3,577	22
Total Liabilities	(34,260)	2,746	(26)	3,577	22
Total Hedged Items	3,211	(1,765)	(245)	(3,173)	102

2021
Assets
Loans and advances at amortised cost
- Interest rate risk	1,257	24	6	(77)	(1)
- Inflation risk	556	354	—	9	—
Debt securities classified as amortised cost
- Interest rate risk	1,378	(39)	—	(75)	(18)
- Inflation risk	4,087	400	—	(16)	(1)
Financial assets at fair value through other comprehensive income[b]
- Interest rate risk	22,895	(293)	28	(1,122)	35
- Inflation risk	6,271	386	(32)	81	10
Total Assets	36,444	832	2	(1,200)	25
Liabilities
Debt securities in issue
- Interest rate risk	(26,691)	(622)	(320)	769	6
Total Liabilities	(26,691)	(622)	(320)	769	6
Total Hedged Items	9,753	210	(318)	(431)	31
Notes
aHedge ineffectiveness is recognised in net interest income.
bFor items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Barclays Bank Group
	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]

Description of hedge relationship and hedged risk	£m	£m	£m	£m	£m	£m	£m
2022
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	7,182	4,625	—	2,900	—	7,182	(197)
Foreign exchange risk
Loans and advances at amortised cost	3	(13)	—	—	—	3	2
Inflation risk
Debt securities classified at amortised cost	362	142	—	16	—	98	33
Total cash flow hedges	7,547	4,754	—	2,916	—	7,283	(162)
Hedge of net investment in foreign operations
USD foreign operations	922	—	1,767	—	—	922	—
EUR foreign operations	170	—	127	—	—	170	—
Other foreign operations	38	—	180	—	88	38	—
Total foreign operations	1,130	—	2,074	—	88	1,130	—

2021
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	2,042	935	—	(192)	—	2,042	(211)
Foreign exchange risk
Loans and advances at amortised cost	(88)	(16)	—	—	—	(88)	1
Inflation risk
Debt securities classified at amortised cost	252	204	—	(12)	—	252	(22)
Total cash flow hedges	2,206	1,123	—	(204)	—	2,206	(232)
Hedge of net investment in foreign operations
USD foreign operations	143	—	1,184	—	—	143	—
EUR foreign operations	(49)	—	(39)	—	—	(49)	—
Other foreign operations	(3)	—	44	—	186	(3)	—
Total foreign operations	91	—	1,189	—	186	91	—
Note
aHedge ineffectiveness is recognised in net interest income

Hedging instruments which are carried on the Barclays Bank Group's balance sheet
The following table shows the fair value hedging instruments which are carried on the balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2022
Fair value	Interest rate risk	—	—	—	67,613	858	11,987
	Inflation risk	27	(776)	—	12,495	2,417	2,493
	Total	27	(776)	—	80,108	3,275	14,480

As at 31 December 2021
Fair value	Interest rate risk	53	—	—	51,219	527	8,855
	Inflation risk	—	(1,045)	—	7,601	(65)	1,624
	Total	53	(1,045)	—	58,820	462	10,479
The following table shows the cash flow and net investment hedging instruments which are carried on the balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2022
Cash flow	Interest rate risk	12	—	—	89,996	(7,379)	6,728
	Foreign exchange risk	175	(12)	—	2,000	(1)	—
	Inflation risk	—	—	—	2,636	(329)	—
	Total	187	(12)	—	94,632	(7,709)	6,728
Net investment	Foreign exchange risk	97	(20)	(8,368)	12,256	(1,130)	—

As at 31 December 2021
Cash flow	Interest rate risk	—	—	—	59,957	(2,253)	9,896
	Foreign exchange risk	155	—	—	1,000	89	—
	Inflation risk	—	(3)	—	4,092	(274)	—
	Total	155	(3)	—	65,049	(2,438)	9,896
Net investment	Foreign exchange risk	37	(4)	(6,933)	9,356	(91)	—

The Expected notional values of current hedging instruments in future years
The following table profiles the expected notional values of current hedging instruments for fair value hedging in future years:

	2022	2023	2024	2025	2026	2027	2028 and later
As at 31 December 2022	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Fair value hedges of:
Interest rate risk (outstanding notional amount)	67,613	63,902	54,595	47,000	40,170	28,497	26,131
Inflation risk (outstanding notional amount)	12,495	12,064	9,873	8,824	7,477	7,449	6,779

Effect on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations
The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

Barclays Bank Group	2022		2021
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur

Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	(496)	(46)	228	13
Cash flow hedge of foreign exchange risk
Recycled to net interest income	(1)	—	87	—
Hedge of net investment in foreign operations
Recycled to other income	—	(58)	—	(28)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

Barclays Bank Group	2022		2021
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	(618)	2,581	1,181	2,736
Currency translation movements	(7)	3,483	(6)	(92)
Hedging losses for the year	(7,283)	(1,130)	(2,206)	(91)
Amounts reclassified in relation to cash flows affecting profit or loss	543	58	(327)	28
Tax	1,808	—	740	—
Balance on 31 December	(5,557)	4,992	(618)	2,581